Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,594,664.24
Previously Paid Amount	0.00
Total Fee Amount	358.32
Total Offset Amount	0.00
Net Fee	$ 358.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A